Equity (Details) - Schedule of Company’s Redeemable Convertible Preferred Stock Outstanding - USD ($)	Dec. 20, 2023	Dec. 19, 2023	Sep. 30, 2023
Schedule of Company’s Redeemable Convertible Preferred Stock Outstanding [Line Items]
Shares Authorized			2,600,000
Shares Issued and Outstanding			2,254,901
Issuance Price Per Share	$ 0.01	$ 0.01
Aggregate Liquidation Preference			$ 2,300,000
Carrying Value			$ 2,300
Founders Redeemable Convertible Preferred Stock [Member]
Schedule of Company’s Redeemable Convertible Preferred Stock Outstanding [Line Items]
Shares Authorized			600,000
Shares Issued and Outstanding			588,235
Issuance Price Per Share			$ 0.00001
Per Share Conversion Price			$ 0.00001
Aggregate Liquidation Preference
Carrying Value
Series A Redeemable Convertible Preferred Stock [Member]
Schedule of Company’s Redeemable Convertible Preferred Stock Outstanding [Line Items]
Shares Authorized			2,000,000
Shares Issued and Outstanding			1,666,666
Issuance Price Per Share			$ 1.38
Per Share Conversion Price			$ 1.38
Aggregate Liquidation Preference			$ 2,300,000
Carrying Value			$ 2,300